Related Parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Parties
40.	RELATED PARTIES

(a)	Subsidiaries, associates and joint ventures
The subsidiaries, associates and joint ventures of the Company are disclosed in note 43.
All transactions and balances with these related parties have been eliminated in accordance with and to the extent required by IFRS 10
Consolidated Financial Statements
, IFRS 11
Joint Arrangements
and IAS 28
Investments in Associates and Joint Ventures.

(b)	Key management remuneration
Key management personnel include executive directors and prescribed officers (“Executive Committee”). The total key management remuneration amounted to
US$21.3 million (2018: US$17.0 million) for 2019.
The details of key mangement personnel, including remuneration and participation in the Gold Fields Limited share scheme and LTIP are disclosed in note 40 (c).

(c)	Directors’ and prescribed officers’ remuneration
None of the directors and officers of Gold Fields or, to the knowledge of Gold Fields, their families, had any interest, direct or indirect, in any transaction during the last three fiscal periods or in any proposed transaction which has affected or will materially affect Gold Fields or its investment interests or subsidiaries, other than as stated below.
None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal periods indebted to Gold Fields.
At 31 December 2019, the Executive Committee and
non-executive
directors’ beneficial interest in the issued and listed stated capital of the Company was 0.1% (2018: 0.1% and 2017: 0.2%). No one director’s interest individually exceeds 1% of the issued stated capital or voting control of the Company.
Non-executive
directors (“NEDs”)
NEDs’ fees reflect their services as directors and services on various sub-committees
on which they serve.
NEDs do not participate in any of the short- or long-term incentive plans and there are no arrangements in place for compensation to be awarded in the case of loss of office.
The Remuneration Committee seeks to align NEDs fees to the median of an appropriate peer group and reviews fee structures for NEDs on an annual basis. Approval is sought from shareholders after recommendation by the Board at the Annual General Meeting.
The following table summarises the remuneration for NEDs for the years ended 31 December 2019 and 2018:

		Board fees
	Directors Fees US$‘000	Committee Fees US$‘000	Total US$‘000
C Carolus	215.8	—	215.8
R Menell	140.5	—	140.5
Y Suleman	70.8	65.7	138.5
P Bacchus	79.3	72.9	152.2
S Reid 3	79.3	62.9	142.2
T Goodlace	70.8	35.8	106.6
A Andani 4	79.3	46.0	125.3
C Letton	79.3	51.6	130.9
P Mahanyele-Dabengwa 2	70.8	30.0	100.8

Total - 2019	885.9	364.9	1,250.8

C Carolus	231.3	—	231.3
R Menell	150.5	—	150.5
D Ncube 1	30.7	21.3	52.0
Y Suleman	75.9	72.4	148.3
P Bacchus	80.6	61.1	141.7
S Reid	80.6	55.4	136.0
T Goodlace	75.9	38.4	114.3
A Andani	80.6	40.2	120.8
C Letton	80.6	49.8	130.4
P Mahanyele-Dabengwa 2	25.9	2.7	28.6

Total - 2018	912.6	341.3	1,253.9

1	Retired from the Board at end May 2018
2	Appointed to the Board in September 2018.
3
Steven Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$14,351 (2018: US$nil) from 1 August 2019 for duties performed on behalf of these entities.

4	Alhassan Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$70,021 (2018: US$141,605) for duties performed on behalf of these entities.

Executive Committee
The following table summarises the remuneration for executive directors and prescribed officers for the years ended 31 December 2019 and 2018: (Details of the remuneration are further described in the Remuneration Report)

	Salary 1 US$‘000	Pension fund contribution US$‘000	Cash incentive 2 US$‘000	Other 3 US$‘000	Share-based payment expense 4 US$‘000	LTIP expense 4 US$‘000	Total US$‘000
Executive directors
N Holland	1,226.8	24.2	913.4	0.1	1,936.5	—	4,101.0
P Schmidt	608.3				1,331.7	—	2,487.4

	1,835.1				3,268.2	—	6,588.4

Prescribed officers
L Rivera 5	553.5	58.5	142.6	241.8	780.9	—	1,777.3
A Baku 6	839.7	193.1	533.3	103.8	1,573.1	—	3,243.0
R Butcher	363.4	36.3	218.0	—	501.1	—	1,118.8
N Chohan	352.8	24.2	242.0	1.6	649.7	—	1,270.3
B Mattison 7	441.4	24.2	298.6	—	969.8	—	1,734.0
T Harmse	354.3	25.1	243.5	5.4	680.5	—	1,308.8
A Nagaser	234.2	24.6	160.1	1.9	405.2	—	826.0
S Mathews 8	472.1	54.5	311.6	7.3	697.0	—	1,542.5
M Preece	514.3	25.1	271.8	—	362.7	—	1,173.9
R Bardien 9	285.0	24.2	116.9	—	268.4	—	694.5

	4,410.7	489.8	2,538.4	361.8	6,888.4	—	14,689.1

Total - 2019	6,245.8	560.1	3,951.2	363.8	10,156.6	—	21,277.5

Executive directors
N Holland	1,251.6	26.5	661.5	—	1,654.8	25.5	3,619.9
P Schmidt	626.6	48.2	306.2	2.1	876.2	25.3	1,884.5

	1,878.2	74.7	967.7	2.1	2,531.0	50.8	5,504.4

Prescribed officers
L Rivera 5	668.8	72.8	132.9	386.8	202.6	—	1,463.9
A Baku 6	808.0	185.8	634.8	68.0	990.4	25.5	2,712.5
R Butcher	384.5	37.3	192.4	—	238.5	—	852.7
N Chohan	367.2	26.5	213.9	1.8	341.1	6.9	957.5
B Mattison 7	453.6	26.5	271.9	2.5	545.1	16.4	1,316.0
T Harmse	369.7	26.5	215.3	7.8	433.5	13.9	1,066.6
A Nagaser	243.3	27.0	131.1	0.4	185.8	5.0	592.7
S Mathews 8	438.2	29.5	289.4	4.9	399.2	10.9	1,172.2
M Preece	541.7	26.5	168.8	0.4	113.0	—	850.4
R Bardien 9	274.3	24.3	150.5	106.1	—	—	555.2

	4,549.3	482.6	2,401.0	578.7	3,449.2	78.6	11,539.6

Total - 2018	6,427.5	557.3	3,368.7	580.8	5,980.2	129.4	17,044.0

1	The total US$ amounts paid for 2019, and included in salary were as follows : NJ Holland US$0 (2018: US$406,700), P Schmidt US$0 (2018: US$124,150) and B Mattison US$0 (2017: US$88,217).
2	The annual bonuses for the year ended 31 December 2018 and 31 December 2019 were paid in February 2019 and February 2020, respectively.
3	Other payments include special bonuses and incidental payments unless otherwise stated.
4	The share-based payment and LTIP expenses are calculated in terms of IFRS and are not the cash amounts paid. For details of the cash amounts paid, refer the remuneration report.
5	Other payments for 2018 relate to cash in lieu of 2016 share award paybale upon vesting in March 2019.
6	Other payments for 2018 relate to a profit share bonus payment.
7	Other payments for 2018 relate to a service award.
8	Other payments for 2018 relate to a bonus payment in lieu of most improved operation bonus scheme.
9	Appointed on 1 February 2018. Other payments for 2018 relate to a sign-on-bonus.